Cover	Jan. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	DOCUSIGN, INC.
Entity Central Index Key	0001261333
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38465
Entity Tax Identification Number	91-2183967
Entity Address, Address Line One	221 Main St.
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	489-4940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Trading Symbol	DOCU